Statements of Changes in Shareholders' Deficit - USD ($)	Ordinary Shares	Accumulated Deficit	Total
Balance at Dec. 31, 2019		$ (6,031,128)	$ (6,031,128)
Balance (in Shares) at Dec. 31, 2019	3,201,758
Accretion of carrying value to redemption value		(2,209,552)	(2,209,552)
Accretion of carrying value to redemption value (in Shares)
Net income (loss)		25,302	25,302
Balance at Dec. 31, 2020		(8,215,378)	(8,215,378)
Balance (in Shares) at Dec. 31, 2020	3,201,758
Distribution of dividend warrants	$ 636,375	(636,375)
Distribution of dividend warrants (in Shares)
Accretion of carrying value to redemption value	$ (636,375)	(363,693)	(1,000,068)
Accretion of carrying value to redemption value (in Shares)
Net income (loss)		(615,039)	(615,039)
Balance at Dec. 31, 2021		$ (9,830,485)	$ (9,830,485)
Balance (in Shares) at Dec. 31, 2021	3,201,758